LEASES	12 Months Ended
Dec. 31, 2025
Leases
LEASES

16. LEASES

The Group leases offices space under non-cancellable operating leases. The Group considers those renewal options that are reasonably certain to be exercised or termination options that are reasonably certain not to be exercised by the lessee in the determination of the lease term and initial measurement of right of use assets and lease liabilities.

The Group determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease.

As of December 31, 2024 and 2025, the Group had no long-term leases that were classified as a financing lease, and the Group’s lease contracts only contain fixed lease payments and do not contain any residual value guarantee.

The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

A summary of lease cost recognized in the Group’s consolidated statements of operations and comprehensive loss is as follows:

	For the Years Ended December 31,
	2023	2024	2025
Operating leases cost excluding short-term rental expense	$545,166	$712,280	$772,687
Short-term lease cost	966,084	498,296	345,877
Total	$1,511,250	$1,210,576	$1,118,564

The Group’s lease agreements do not have a discount rate that is readily determinable. The incremental borrowing rate is determined at lease commencement or lease modification and represents the rate of interest the Group would have to pay to borrow on a collateralized basis over a similar term and an amount equal to the lease payments in a similar economic environment.

Cash paid for amounts included in the measurement of lease liabilities was $641,400, $770,267 and $743,194 for the year ended December 31, 2023, 2024 and 2025, respectively.

As of December 31, 2023, 2024 and 2025, the weighted average remaining lease term was 4.75, 3.68 and 8.35 years, and the weighted average discount rate was 4.37%, 4.31% and 3.49% for the Group’s operating leases, respectively.

The following table summarizes the maturity of lease liabilities under operating leases as of December 31, 2025:

For the year ending December 31,	Operating Leases
2026	$699,132
2027	684,829
2028	695,161
2029	569,950
2030 and thereafter	1,848,334
Total lease payments	4,497,406
Less: imputed interest	547,981
Total	3,949,425
Less: current portion	571,939
Non-current portion	$3,377,486

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)